LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Components of Lease cost
The components of total lease cost, net consisted of the following:

		Year Ended
	Classification	December 31, 2020
Operating lease cost (1)	Cost of service, Sales and marketing, General and administrative (2)	$36,700
Financing lease cost:
Amortization of right-of-use assets	Depreciation, amortization and accretion	1,190
Interest on lease liabilities	Interest expense	435

Total net lease cost		$38,325

(1)	Operating lease costs include short-term lease costs of $5.9 million and variable costs which were immaterial for the period presented.
(2)
The amounts of operating lease costs included in Cost of service, Sales and marketing and General and administrative during the year ended December 31, 2020 were $30.4 million, $2.6 million and $3.7 million, respectively.

Schedule of Balance Sheet Information Related to Leases
Balance sheet information related to leases as of December 31, 2020 consisted of the following:

	Classification	As of December 31, 2020
Assets
Operating	Operating lease right-of-use assets, net	$155,996
Financing	Property and equipment, net	4,473

Total lease assets		$160,469

Liabilities
Current liabilities
Operating	Short-term operating lease liabilities	$17,900
Financing	Current portion of debt and financing lease liabilities	1,542
Long-term liabilities
Operating	Non-current operating lease liabilities	138,478
Financing	Long-term debt and financing lease liabilities	3,607

Total lease liabilities		$161,527

Schedule of Cash Flow Information Related to Leases
The following table presents cash flow information for leases for the year ended December 31, 2020:

Year Ended
December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$26,848
Operating cash flows for finance leases	$435
Financing cash flows for finance leases	$1,349
Supplemental lease cash flow disclosures
Operating lease right-of-use-assets obtained in exchange for new operating lease liabilities	$10,018
Right-of-use assets obtained in exchange for new finance lease liabilities	$1,822

Summary of Additional Information Related to the leases
The weighted-average remaining lease term and the weighted-average discount rate of our leases at December 31, 2020 are as follows:

December 31, 2020
Weighted-average remaining lease term (years)
Operating leases	9
Finance leases	5
Weighted-average discount rate
Operating leases	7.0%
Finance leases	9.7%

Summary of Maturities of Lease Liabilities
The Company’s maturity analysis of operating and finance lease liabilities as of December 31, 2020 are as follows:

	Operating Leases	Finance Leases
2021	27,933	1,979
2022	25,639	1,332
2023	24,524	762
2024	23,784	585
2025	23,201	538
Thereafter	84,959	1,675

Total lease payments	210,040	6,871
Less interest	(53,662)	(1,722)

Present value of lease liabilities	156,378	5,149
Less current obligation	(17,900)	(1,542)

Long-term obligation at December 31, 2020	$138,478	$3,607

Schedule of Estimated Future Minimum Lease Payments
Future minimum lease payments for operating lease obligations as of December 31, 2019 under the previous lease accounting standard consisted of the following:

Years Ending December 31,	Operating Leases
2020	25,148
2021	24,245
2022	21,861
2023	20,796
2024	20,126
Thereafter	88,361

Total	$200,537